Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Estimated fair value of financial instruments that are measured at fair value on a recurring basis
Cash and cash equivalents	$ 179,934	$ 166,483	$ 109,407	$ 138,621
Due from affiliates (note 12)	6,138	19,135
Due to affiliates (note 12l)	(39,678)	(67,390)
Long-term debt (note 8)	(2,029,076)	(1,717,140)
Derivative instruments (note 13)
Foreign currency forward contracts	297,979
Carrying Amount [Member]
Estimated fair value of financial instruments that are measured at fair value on a recurring basis
Cash and cash equivalents	179,934	166,483
Due from affiliates (note 12)	6,138	19,135
Due to affiliates (note 12l)	(34,019)	(67,390)
Long-term debt (note 8)	(2,029,076)	(1,717,140)
Fair Value [Member]
Estimated fair value of financial instruments that are measured at fair value on a recurring basis
Cash and cash equivalents	179,934	166,483
Due from affiliates (note 12)	6,138	19,135
Due to affiliates (note 12l)	(34,019)	(67,390)
Long-term debt (note 8)	(1,901,079)	(1,620,355)
Level 3 [Member] | Carrying Amount [Member]
Estimated fair value of financial instruments that are measured at fair value on a recurring basis
Contingent consideration liability - current	(5,659)
Contingent consideration liability - non-current	(5,235)
Level 3 [Member] | Fair Value [Member]
Estimated fair value of financial instruments that are measured at fair value on a recurring basis
Contingent consideration liability - current	(5,659)
Contingent consideration liability - non-current	(5,235)
Level 2 [Member] | Carrying Amount [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 13)
Foreign currency forward contracts	(297,979)	(175,784)
Level 2 [Member] | Carrying Amount [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 13)
Cross currency swap agreement	2,677	4,233
Level 2 [Member] | Carrying Amount [Member] | Foreign currency forward contracts [Member]
Derivative instruments (note 13)
Foreign currency forward contracts	(1,078)	6,909
Level 2 [Member] | Fair Value [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 13)
Foreign currency forward contracts	(297,979)	(175,784)
Level 2 [Member] | Fair Value [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 13)
Cross currency swap agreement	2,677	4,233
Level 2 [Member] | Fair Value [Member] | Foreign currency forward contracts [Member]
Derivative instruments (note 13)
Foreign currency forward contracts	$ (1,078)	$ 6,909